Cover	Jan. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2025
Entity File Number	811-23912
Entity Registrant Name	Pearl Diver Credit Co Inc.
Entity Central Index Key	0001998043
Entity Tax Identification Number	99-3901483
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	747 Third Avenue
Entity Address, Address Line Two	Suite 3603
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(877)
Local Phone Number	736-6777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false